(LOSS) EARNINGS PER SHARE (Details Narrative) - shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
(Loss) earnings per share
Antidilutive securities excluded from computation of earnings per share, amount			15,099